Results of Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	2	1
Cloud	€ 21,023	€ 17,141	€ 13,664
Software licenses	990	1,399	1,764
Software support	10,525	11,290	11,496
Software licenses and support	11,515	12,689	13,261
Cloud and software	32,538	29,830	26,924
Services	4,262	4,346	4,283
Total revenue	36,800	34,176	31,207
Cost of cloud	(5,480)	(4,660)	(3,884)
Cost of software licenses and support	(1,313)	(1,262)	(1,383)
Cost of cloud and software	(6,793)	(5,922)	(5,267)
Cost of services	(3,193)	(3,321)	(3,407)
Total cost of revenue	(9,986)	(9,243)	(8,674)
Gross profit	26,814	24,932	22,534
Other segment expenses	(27,183)	(29,511)	(25,408)
Segment profit	9,617	4,665	5,799
Actual Currency
Disclosure of operating segments
Total revenue	36,800	34,175	31,207
Segment profit	9,617	4,665	5,799
Constant Currency
Disclosure of operating segments
Total revenue	36,800	34,175
Segment profit	9,617	4,665
Operating segments | Actual Currency
Disclosure of operating segments
Total revenue	36,800	34,175	31,207
Segment profit	13,777	11,536	9,759
Operating segments | Constant Currency
Disclosure of operating segments
Total revenue	37,804	34,310
Segment profit	14,088	11,609
Operating segments | Applications, Technology & Services | Actual Currency
Disclosure of operating segments
Cloud	21,023	17,141	13,664
Software licenses	990	1,399	1,764
Software support	10,525	11,290	11,496
Software licenses and support	11,515	12,689	13,260
Cloud and software	32,538	29,829	26,924
Services	309	418	435
Total revenue	32,847	30,248	27,359
Cost of cloud	(5,084)	(4,446)	(3,692)
Cost of software licenses and support	(1,109)	(1,169)	(1,259)
Cost of cloud and software	(6,193)	(5,615)	(4,951)
Cost of services	(349)	(385)	(405)
Total cost of revenue	(6,542)	(6,000)	(5,356)
Gross profit	26,305	24,248	22,003
Other segment expenses	(12,959)	(12,995)	(12,493)
Segment profit	13,345	11,253	9,510
Operating segments | Applications, Technology & Services | Constant Currency
Disclosure of operating segments
Cloud	21,661	17,212
Software licenses	1,020	1,400
Software support	10,754	11,343
Software licenses and support	11,774	12,743
Cloud and software	33,435	29,955
Services	316	415
Total revenue	33,751	30,370
Cost of cloud	(5,276)	(4,460)
Cost of software licenses and support	(1,143)	(1,174)
Cost of cloud and software	(6,419)	(5,634)
Cost of services	(357)	(380)
Total cost of revenue	(6,775)	(6,014)
Gross profit	26,976	24,356
Other segment expenses	(13,328)	(13,027)
Segment profit	13,647	11,329
Operating segments | Core Services | Actual Currency
Disclosure of operating segments
Services	3,953	3,927	3,848
Total revenue	3,953	3,927	3,848
Cost of cloud	(120)	(108)	(131)
Cost of software licenses and support	(39)	(49)	(49)
Cost of cloud and software	(159)	(158)	(180)
Cost of services	(2,773)	(2,850)	(2,814)
Total cost of revenue	(2,932)	(3,008)	(2,995)
Gross profit	1,021	920	853
Other segment expenses	(590)	(637)	(604)
Segment profit	432	283	€ 249
Operating segments | Core Services | Constant Currency
Disclosure of operating segments
Services	4,053	3,940
Total revenue	4,053	3,940
Cost of cloud	(124)	(109)
Cost of software licenses and support	(40)	(49)
Cost of cloud and software	(164)	(159)
Cost of services	(2,843)	(2,864)
Total cost of revenue	(3,007)	(3,023)
Gross profit	1,046	918
Other segment expenses	(605)	(638)
Segment profit	€ 440	€ 280